Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Disclosure of compensation of key management personnel

Compensation of Key Management Personnel
	2024	2023	2022
	£000	£000	£000
Short-term employee benefits[1]	12,764	13,003	13,487
Post-employment benefits	71	29	69
Other long-term employee benefits	1,229	1,081	1,152
Share-based payments	4,195	4,699	4,234
Year ended 31 Dec	18,259	18,812	18,942
1    Includes fees paid to non-executive Directors.

Disclosure of transactions and balances during the year with associates and joint ventures

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2024		2023
	Balance at 31 Dec	Highest amounts outstanding during year[2]	Balance at 31 Dec	Highest amounts outstanding during year
	£m	£m	£m	£m
Key Management Personnel[1]
Advances and credits	—	—	—	—
Deposits	32	79	27	83
1    Includes close family members and entities which are controlled or jointly controlled by KMP of the bank or their close family members.
2    Exchange rate applied for non-GBP amounts is the average for the year.
The group provides certain banking and financial services to associates and joint ventures, including loans, overdrafts, interest and non-interest bearing deposits and current accounts. Details of the interests in associates and joint ventures are given in Notes 17 and 36.

Transactions and balances during the year with associates and joint ventures
	2024		2023
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	£m	£m	£m	£m
Subordinated amounts due from associates	87	46	185	128
Amounts due to associates	77	36	105	96
Amounts due to joint ventures	4	4	5	5
Fair value of derivative assets with associates	14	14	4	4
Fair value of derivative liabilities with associates	25	20	10	10
Guarantees and commitments	144	180	104	43

The group’s transactions and balances during the year with HSBC Holdings plc and subsidiaries of HSBC Holdings plc
	2024				2023
	Due to/from HSBC Holdings plc		Due to/from subsidiaries of HSBC Holdings plc		Due to/from HSBC Holdings plc		Due to/from subsidiaries of HSBC Holdings plc
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets	77	26	190	55	75	10	2,883	78
Derivatives	6,314	4,220	23,365	23,365	7,495	4,767	27,928	23,035
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	5	1	26	—	5	5	26	26
Loans and advances to banks	—	—	6,384	3,723	—	—	5,633	4,434
Loans and advances to customers	15	—	565	444	211	—	571	408
Financial investments	194	79	—	—	194	194	—	—
Reverse repurchase agreements – non-trading	—	—	13,538	5,139	—	—	14,561	13,538
Prepayments, accrued income and other assets	109	51	11,134	7,028	62	4	12,146	6,961
Total related party assets at 31 Dec	6,714	4,377	55,202	39,754	8,042	4,980	63,748	48,480
Liabilities
Trading liabilities	96	83	2,795	2,795	83	79	1,239	1,196
Financial liabilities designated at fair value	589	589	608	12	594	571	242	8
Deposits by banks	—	—	5,352	4,141	—	—	6,230	2,073
Customer accounts	7,441	1,982	11,113	2,938	6,601	5,508	1,999	1,999
Derivatives	2,320	2,236	24,744	24,270	2,824	2,062	32,126	23,373
Subordinated liabilities	15,938	15,938	—	—	14,444	13,902	—	—
Repurchase agreements – non-trading	—	—	8,187	3,181	—	—	9,983	8,187
Provisions, accruals, deferred income and other liabilities	4,153	2,382	11,174	4,115	4,966	3,090	8,915	8,913
Total related party liabilities at 31 Dec	30,537	23,210	63,973	41,452	29,512	25,212	60,734	45,749
Guarantees and commitments	—	—	5,046	4,317	—	—	6,218	4,335
HSBC Bank plc routinely enters into related party transactions with other entities in the HSBC Group. These include transactions to facilitate third-party transactions with customers, transactions for internal risk management, and other transactions relevant to HSBC Group processes. These transactions and the above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.